Segment Information - Principal Customers and Credit Risk (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	11.00%	9.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	8.00%	6.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	5.00%	5.00%
Certain wholesalers in the United States
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	24.00%